INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Opening balance	$ 5,960	$ 2,805	$ 3,870
Decrease related to settlements with taxing authorities	0	0	(2,353)
Increase related to prior year tax positions	702	743	429
Increase related to current year tax positions	9,848	2,412	859
Increase related to current year business acquisitions	3,463	0	0
Closing balance	$ 19,973	$ 5,960	$ 2,805